Registration Nos. 33-16005
                                                                      811-5252

==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549
                             --------------------

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No.    15                                   [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No.    16                                                  [X]

                        (Check appropriate box or boxes.)

                               COVA     SERIES TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)

                One Tower Lane, Suite 3000
                Oakbrook Terrace, Illinois                        60181-4644
          ---------------------------------------               -------------
         (Address of Principal Executive Offices)                 (Zip Code)

Registrant's Telephone Number, Including Area Code (800) 831-5433

                            Jeffery K. Hoelzel, Esq.
                      Senior Vice President and     Secretary
                               Cova     Series Trust
                           One Tower Lane, Suite 3000
                      Oakbrook Terrace, Illinois 60181-4644

                     (Name and Address of Agent For Service)

                                    Copy to:

                           Raymond A. O'Hara III, Esq.
                        Blazzard, Grodd & Hasenauer, P.C.
                                  P.O. Box 5108
                               Westport, CT 06881
                                 (203) 226-7866

It is proposed that this filing will become effective:

   -X-  immediately upon filing pursuant to paragraph (b)
   ---  on (date) pursuant to paragraph (b)
   ---  60 days after filing pursuant to paragraph (a)(1)
   ---  on (date) pursuant to paragraph (a)(1)
   ---  75 days after filing pursuant to paragraph (a)(2)
   ---  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

     --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 and the Rule 24f-2 Notice for Registrant's fiscal year 1995 was filed on February 28, 1996.

                      CROSS REFERENCE SHEET
                    (as required by Rule 495)

Item No.                                        Location
--------                                        --------------------------------

                               PART A

Item 1.   Cover Page.........................   Cover Page
Item 2.   Synopsis...........................   Not Applicable
Item 3.   Condensed Financial Information....   Financial Highlights
Item 4.   General Description of Registrant..   The Trust; Investment Objectives
                                                and Policies of the Portfolios;
                                                Investment Practices
Item 5.   Management of the Fund.............   Management of the Trust
Item 6.   Capital Stock and Other Securities.   Description of the Trust
Item 7.   Purchase of Securities Being
              Offered........................   Description of the Trust
Item 8.   Redemption or Repurchase...........   Description of the Trust
Item 9.   Pending Legal Proceedings..........   Not Applicable

                               PART B

Item 10.  Cover Page.........................   Cover Page
Item 11.  Table of Contents..................   Table of Contents
Item 12.  General Information and History....   Not Applicable
Item 13.  Investment Objectives and Policies.   Investment Objectives and Policies
Item 14.  Management of the Fund.............   Officers and Trustees
Item 15.  Control Persons and Principal
              Holders of Securities..........   Officers and Trustees
Item 16.  Investment Advisory and Other
              Services.......................   Investment Advisory Agreement
Item 17.  Brokerage Allocation and
              Other Practices................   Portfolio Transactions
Item 18.  Capital Stock and Other Securities.   Description of the Trust (Part A)
Item 19.  Purchase, Redemption and Pricing of
              Securities Being Offered.......   Net Asset Values (Part A)
Item 20.  Tax Status.........................   Tax Status (Part A)
Item 21.  Underwriters.......................   Distribution and Redemption of
                                                Shares (Part A)
Item 22.  Calculation of Performance Data....   Performance Data
Item 23.  Financial Statements...............   Financial Statements (Part B)


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.



                                EXPLANATORY NOTE
 -----------------------------------------------------------------------------

This  Registration  Statement  contains eleven  Portfolios of Cova Series Trust.
   Three versions of Prospectuses have been created from this Registration Statement. The distribution system for each version of the Prospectus is different. One version of the Prospectus contains all Portfolios except for the Large Cap Stock Portfolio. One version contains all Portfolios except for the High Yield Portfolio. The third version of the Prospectus contains the following eight Portfolios: Money Market Portfolio, Quality Income Portfolio, Stock Index Portfolio, Quality Bond Portfolio, Small Cap Stock Portfolio, Large Cap Stock Portfolio, Select Equity Portfolio and International Equity Portfolio. These Prospectuses have been filed with the Commission pursuant to Rule 497 under the Securities Act of 1933.

The  Registrant   undertakes  to  update  this  Explanatory  Note  each  time  a
Post-Effective Amendment is filed.
--------------------------------------------------------------------------------


                                     PART A



    The Prospectuses for each Portfolio of the Trust are incorporated into Part A of this Post-Effective Amendment No. 15, by reference to the Prospectuses for each Portfolio of the Trust as filed electronically on July 1, 1996 and August 1, 1996, pursuant to Rule 497(e) (File No. 33-16005).

                                Cova Series Trust

                        Supplement dated October __, 1996
                         To Prospectus Dated May 1, 1996
                           (As Amended June 28, 1996)


This Supplement contains financial highlights and notes thereto for the period ended June 30, 1996, with respect to the Quality Bond Portfolio, Small Cap Stock Portfolio, Large Cap Stock Portfolio, Select Equity Portfolio, International Equity Portfolio and Bond Debenture Portfolio of the Trust. With the filing of this Supplement, the date of the Prospectus is changed to October __, 1996.

Financial Highlights

                              COVA SERIES TRUST
                            QUALITY BOND PORTFOLIO

FINANCIAL  HIGHLIGHTS

For  the  Period  Ended  June  30,  1996  (UNAUDITED)*

      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------

      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.126
         Net realized and unrealized loss on investments               (0.130)
      Total from investment operations                                 (0.004)
      ----------------------------------------------------    ---------------

      DISTRIBUTIONS:
         Dividends from net investment income                          (0.124)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.124)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $          9.872
----------------------------------------------------------    ---------------

TOTAL RETURN                                                           (0.06%)
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $          5,502

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.65%**
         Net investment income                                        5.70%**

PORTFOLIO TURNOVER RATE:                                                67.58%
----------------------------------------------------------    ---------------


*   Fund  commenced investment operations  on  April  2,  1996
**  Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio  of  Expenses  to  Average  Net  Assets:                     1.39%**
    Ratio  of  Net  Investment  Income  to  Average Net Assets:        4.96%**



                              COVA SERIES TRUST
                          SMALL CAP STOCK PORTFOLIO

FINANCIAL  HIGHLIGHTS

For  the  Period  Ended  June  30,  1996  (UNAUDITED)*

      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------
      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.026
         Net realized and unrealized gain on investments                0.460
      Total from investment operations                                  0.486
      ----------------------------------------------------    ---------------
      DISTRIBUTIONS:
         Dividends from net investment income                          (0.026)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.026)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $         10.460
----------------------------------------------------------    ---------------

TOTAL RETURN                                                             4.86%
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $          5,754

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.95%**
         Net investment income                                        1.00%**

PORTFOLIO TURNOVER RATE:                                                31.50%
----------------------------------------------------------    ---------------
AVERAGE COMMISSION RATE PAID (2):                            $         0.0336
----------------------------------------------------------    ---------------


*   Fund  commenced investment operations  on  April  2,  1996
**  Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio  of  Expenses  to  Average  Net Assets:                      1.82%**
    Ratio  of  Net  Investment  Income  to Average Net Assets:         0.13%**

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased  and sold during the period for which commissions were charged.



                              COVA SERIES TRUST
                          LARGE CAP STOCK PORTFOLIO

FINANCIAL  HIGHLIGHTS

For  the  Period  Ended  June  30,  1996  (UNAUDITED)*


      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------
      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.047
         Net realized and unrealized gain on investments                0.190
      Total from investment operations                                  0.237
      ----------------------------------------------------    ---------------
      DISTRIBUTIONS:
         Dividends from net investment income                          (0.046)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.046)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $         10.191
----------------------------------------------------------    ---------------

TOTAL RETURN                                                             2.36%
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $         15,504

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.75%**
         Net investment income                                        1.94%**

PORTFOLIO TURNOVER RATE:                                                11.23%
----------------------------------------------------------    ---------------
AVERAGE COMMISSION RATE PAID (2):                            $         0.0306
----------------------------------------------------------    ---------------


*   Fund  commenced investment operations  on  April  2,  1996
**  Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio  of  Expenses  to  Average  Net  Assets:                     1.34%**
    Ratio  of  Net  Investment  Income  to  Average Net Assets:        1.35%**

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.



                              COVA SERIES TRUST
                           SELECT EQUITY PORTFOLIO

FINANCIAL  HIGHLIGHTS

For  the  Period  Ended  June  30,  1996  (UNAUDITED)*


      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------
      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.042
         Net realized and unrealized loss on investments               (0.110)
      Total from investment operations                                 (0.068)
      ----------------------------------------------------    ---------------
      DISTRIBUTIONS:
         Dividends from net investment income                          (0.042)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.042)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $          9.890
----------------------------------------------------------    ---------------

TOTAL RETURN                                                           (0.68%)
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $          5,624

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.85%**
         Net investment income                                        1.74%**

PORTFOLIO TURNOVER RATE:                                                65.22%
----------------------------------------------------------    ---------------
AVERAGE COMMISSION RATE PAID (2):                            $         0.0375
----------------------------------------------------------    ---------------


*   Fund  commenced investment operations  on  April  2,  1996
**  Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio  of  Expenses  to  Average  Net  Assets:                     1.59%**
    Ratio  of  Net  Investment  Income  to  Average Net Assets:        1.00%**

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.



                              COVA SERIES TRUST
                        INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL  HIGHLIGHTS

For  the  Period  Ended  June  30,  1996  (UNAUDITED)*

      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------
      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.089
         Net realized and unrealized gain on investments                0.300
      Total from investment operations                                  0.389
      ----------------------------------------------------    ---------------
      DISTRIBUTIONS:
         Dividends from net investment income                          (0.055)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.055)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $         10.334
----------------------------------------------------------    ---------------

TOTAL RETURN                                                             3.85%
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $          7,252

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.95%**
         Net investment income                                        4.40%**

PORTFOLIO TURNOVER RATE:                                                33.07%
----------------------------------------------------------    ---------------
AVERAGE COMMISSION RATE PAID (2):                            $         0.0063
----------------------------------------------------------    ---------------


*   Fund  commenced investment operations  on  April  2,  1996
**  Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio  of  Expenses  to  Average  Net  Assets:                     2.66%**
    Ratio  of  Net  Investment  Income  to  Average Net Assets:        2.69%**

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.



                              COVA SERIES TRUST
                           BOND DEBENTURE PORTFOLIO

FINANCIAL  HIGHLIGHTS

For  the  Period  Ended  June  30,  1996  (UNAUDITED)*


      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------

      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.085
         Net realized and unrealized gain on investments                0.220
      Total from investment operations                                  0.305
      ----------------------------------------------------    ---------------

      DISTRIBUTIONS:
         Dividends from net investment income                          (0.083)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.083)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $         10.222
----------------------------------------------------------    ---------------

TOTAL RETURN                                                             3.03%
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $          1,934

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.85%**
         Net investment income                                        7.50%**

PORTFOLIO TURNOVER RATE:                                                67.49%
----------------------------------------------------------    ---------------


*   Fund  commenced investment operations  on  April  2,  1996
**  Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio  of  Expenses  to  Average  Net  Assets:                     2.75%**
    Ratio  of  Net  Investment  Income  to  Average Net Assets:        5.60%**


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                                COVA SERIES TRUST
                           ONE TOWER LANE, SUITE 3000
                      OAKBROOK TERRACE, ILLINOIS 60181-4644


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS BUT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR COVA SERIES TRUST, DATED OCTOBER __, 1996, (the "PROSPECTUS"). A COPY OF THE PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE BY CALLING (800) 831-LIFE, OR WRITING COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AT ONE TOWER LANE, SUITE 3000, OAKBROOK TERRACE, ILLINOIS 60181-4644.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission's office at no charge.



                   THIS STATEMENT OF ADDITIONAL INFORMATION IS
                         DATED     OCTOBER __,     1996.


                                TABLE OF CONTENTS

                                                                            PAGE


INVESTMENT OBJECTIVES AND POLICIES

STOCK INDEX PORTFOLIO - MONITORING PROCEDURES

INVESTMENT LIMITATIONS

DESCRIPTION OF SECURITIES RATINGS

OFFICERS AND TRUSTEES

SUBSTANTIAL SHAREHOLDERS

OWNERSHIP BY CERTAIN BENEFICIAL OWNERS

CUSTODIAN

PERFORMANCE DATA

LEGAL COUNSEL AND INDEPENDENT AUDITORS

INVESTMENT ADVISORY AGREEMENT

PORTFOLIO TRANSACTIONS

FINANCIAL STATEMENTS


                       INVESTMENT OBJECTIVES AND POLICIES

OBJECTIVES

For a description of the objectives of the Portfolios, see "Prospectus - Investment Objectives." The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus.

ADDITIONAL INFORMATION - INVESTMENT OBJECTIVES AND POLICIES OF PORTFOLIOS MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.

     QUALITY BOND PORTFOLIO. The Quality Bond Portfolio is designed to be an economical and convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments of domestic and foreign issuers, subject to certain quality and other restrictions. See "Quality and Diversification Requirements." The Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to conserve the value of its investments to the extent consistent with its objective.

     The Portfolio attempts to achieve its investment objective by investing in high grade corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

     INVESTMENT PROCESS

     Duration/yield curve management: The Sub-Adviser's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors the Sub-Adviser studies in regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, the Sub-Adviser forms a view of the most likely changes in the level and shape of the yield curve -- as well as the timing of those changes -- and sets the Portfolio's duration and maturity structure accordingly. The Sub-Adviser typically limits the overall duration of the Portfolio to a range between one year shorter and one year longer than that of the Salomon Brothers Broad Investment Grade Bond Index, the benchmark index.

     Sector allocations: Sector allocations are driven by the Sub-Adviser's fundamental and quantitative analysis of the relative valuation of a broad array of fixed income sectors. Specifically, the Sub-Adviser utilizes market and credit analysis to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. The Sub-Adviser then overweights (underweights) those sectors its analysis indicates offer the most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

     Security selection: Securities are selected by the portfolio manager, with substantial input from the Sub-Adviser's fixed income analysts and traders. Using quantitative analysis as well as traditional valuation methods, the Sub-Adviser's applied research analysts aim to optimize security selection within the bounds of the Portfolio's investment objective. In addition, credit analysts -- supported by the Sub-Adviser's equity analysts -- assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories, and identifying attractively priced bonds. The traders also handle all transactions for the Portfolio.

     SELECT EQUITY PORTFOLIO AND LARGE CAP STOCK PORTFOLIO. The investment objective of each Portfolio is long-term growth of capital and income.

     In normal circumstances, at least 65% of each Portfolio's net assets will be invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations (collectively, "Equity Securities"). Each Portfolio's primary equity investments are the common stock of large and medium sized U.S. corporations and, to a limited extent, similar securities of foreign corporations.

     INVESTMENT PROCESS

     Fundamental research: The Sub-Adviser's domestic equity analysts, each an industry specialist, follow 700 predominantly large- and medium-sized U.S. companies -- 500 of which form the universe for each Portfolio's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the most attractive companies among those they cover. In doing this, they may work in concert with the Sub-Adviser's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

     Systematic valuation: The analysts' forecasts are converted into comparable expected returns by a dividend discount model, which calculates those expected returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long term earnings power. Within each sector, companies are ranked by their expected return and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

     Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. The specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will be corrected within a reasonable time frame and the magnitude of the risks versus the rewards. Portfolio sector weightings are held close to those of the S&P 500 Index, reflecting the Sub-Adviser's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of the Sub-Adviser's risk control strategy. A dedicated trading desk handles all transactions for the Portfolio.

     SMALL CAP STOCK PORTFOLIO. This Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The Portfolio's investment objective is to provide a high total return from a portfolio of Equity Securities of small companies.

     The Portfolio attempts to achieve its investment objective by investing primarily in the common stock of small U.S. companies included in the Russell 2000 Index, which is composed of 2000 common stocks of U.S. companies with market capitalizations ranging between $100 million and $1.5 billion.

     INVESTMENT PROCESS

     Fundamental Research: The Sub-Adviser's domestic equity analysts -- each an industry specialist -- continuously monitor the small cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor -- a universe that generally contains a total of 300-350 names. Because the Sub-Adviser's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

     Systematic valuation: The analysts' forecasts are converted into comparable expected returns by the Sub-Adviser's dividend discount model, which calculates those returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each industry, companies are ranked by their expected returns and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

     Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings: the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will soon be corrected and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager seeks to hold sector weightings close to those of the Russell 2000 Index, the Portfolio's benchmark, reflecting the Sub-Adviser's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of the Sub-Adviser's investment strategy.

     INTERNATIONAL EQUITY PORTFOLIO. This Portfolio is designed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"). The Portfolio's investment objective is to provide a high total return from a portfolio of Equity Securities of foreign corporations.

     The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of foreign corporations. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

     INVESTMENT PROCESS

     Country allocation: The Sub-Adviser's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, the Sub-Adviser calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the EAFE Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, the Sub-Adviser analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. The Sub-Adviser places limits on the total size of the Portfolio's country over- and under-weightings relative to the EAFE Index.

     Stock selection: The Sub-Adviser's international equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 1,000 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the top third of the rankings, and to keep sector weightings close to those of the EAFE Index, the Portfolio's benchmark. Once a stock falls into the bottom third of the rankings, it generally becomes a sales candidate. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

     Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the Portfolio's return. The Sub-Adviser's currency decisions are supported by a proprietary tactical mode which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, the Sub-Adviser's currency group recommends currency strategies that are implemented in conjunction with the Portfolio's investment strategy.

MONEY MARKET INSTRUMENTS

As discussed in the Prospectus, each Portfolio may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Portfolios appears below. See "Quality and Diversification Requirements."

     U.S. TREASURY SECURITIES. Each of the Portfolios may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Portfolios may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligations for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

     FOREIGN GOVERNMENT OBLIGATIONS. Each of the Portfolios, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

     BANK OBLIGATIONS. Each of the Portfolios, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which (for those Portfolios managed by J.P. Morgan Investment Management Inc. except the International Equity Portfolio) have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees) with respect to the Portfolios managed by J.P. Morgan Investment Management Inc. See "Foreign Investments." The Portfolios will not invest in obligations for which J.P. Morgan Investment Management Inc., or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Portfolios may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

     COMMERCIAL PAPER. Each of the Portfolios may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The monies loaned to the borrower come from accounts managed by a Sub-Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Sub-Adviser, or its affiliates, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligations on demand which is continuously monitored by the Sub-Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Sub-Adviser to have a credit quality which satisfies the Portfolio's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolios to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in master demand obligations.

     REPURCHASE AGREEMENTS. Each of the Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees of the Trust. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolios invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolios will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolios in each agreement plus accrued interest, and the Portfolios will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Money Market Portfolio will be fully collateralized within the meaning of paragraph (a)(3) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Portfolio may be delayed or limited.

     Each of the Portfolios may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the prospectus or this Statement of Additional Information.

CORPORATE BONDS AND OTHER DEBT SECURITIES

As discussed in the Prospectus, certain of the Portfolios may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the prospectus and below. See "Quality and
Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

     ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

EQUITY INVESTMENTS

As discussed in the prospectus, certain of the Portfolios invest primarily in Equity Securities. The Equity Securities in which these Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the prospectus and below. See "Quality and Diversification Requirements."

     EQUITY SECURITIES. The Equity Securities in which these Portfolios may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

     The convertible securities in which these Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

COMMON STOCK WARRANTS

Certain of the Portfolios may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

FOREIGN INVESTMENTS

Each of the Portfolios may invest in foreign securities. The International Equity Portfolio makes substantial investments in foreign countries. The Quality Bond, Select Equity, Large Cap Stock, Small Cap Stock and Quality Income Portfolios may invest in certain foreign securities. The Quality Bond Portfolio may invest in U.S. and non-U.S. dollar-denominated fixed income securities of foreign issuers. The Select Equity and Large Cap Stock Portfolios may invest in equity securities of foreign corporations listed on a U.S. securities exchange. The Small Cap Stock Portfolio may invest in equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in the U.S. dollar. The Quality Bond Portfolio, Select Equity Portfolio, Large Cap Stock Portfolio and the Small Cap Stock Portfolio do not expect to invest more than 25%, 5%, 5%, and 5%, respectively, of their total assets at the time of purchase in securities of foreign issuers. All investments of the Money Market Portfolio must be U.S. dollar-denominated. In the case of the Quality Bond Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or European, in the case of EDRs, securities markets.

Since investments in foreign securities may involve foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. Certain of the Portfolios may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Portfolios' currency exposure related to foreign investments. The Portfolios will not enter into such commitments for speculative purposes.

For a description of the risks associated with investing in foreign securities, see "Investment Practices" and "Risk Factors" in the Prospectus.

ADDITIONAL INVESTMENTS

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such comments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

     INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Portfolios to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Portfolio.

     REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act it is also considered as a borrowing of money by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Portfolio will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

     MORTGAGE DOLLAR ROLL TRANSACTIONS. Certain of the Portfolios of the Trust may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

     LOANS OF PORTFOLIO SECURITIES. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Portfolio will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Portfolio will make any loans in excess of one year.

     PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

     As to illiquid investments, a Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act") before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

QUALITY AND DIVERSIFICATION REQUIREMENTS

Each of the Portfolios intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of these Portfolios is subject to the following fundamental limitations: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws, or with respect to the Money Market Portfolio, as described below. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     QUALITY BOND AND QUALITY INCOME PORTFOLIOS. These Portfolios invest principally in a diversified portfolio of "high grade" and "investment grade" securities. Investment grade debt is rated, on the date of investment, within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment, within the two highest of such ratings. The Quality Bond Portfolio may also invest up to 5% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The Portfolios may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Sub-Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolios invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Sub-Adviser's opinion.

     CONVERTIBLE AND OTHER DEBT SECURITIES. Certain of the Portfolios may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, of ir no such ratings are available, the investment must be of comparable quality in the Sub-Adviser's opinion. At the time the Portfolio invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Sub-Adviser's opinion.

     In determining suitability of investment in a particular unrated security, the Sub-Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

GNMA CERTIFICATES

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. The Government National Mortgage Association is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.

     NATURE  OF  GNMA  CERTIFICATES.   GNMA  Certificates  are   mortgage-backed
securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the Portfolio purchases are of the modified pass-through type. Modified pass-through Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the GNMA Certificate issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA Certificates are backed by mortgages and, unlike most bonds, their principal amount is paid back by the borrower over the length of the loan rather than in a lump sum at maturity. Principal payments received by the Portfolio will be reinvested in additional GNMA Certificates or in other permissible investments.

     GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee. The net asset value and return of the Portfolio will, however, fluctuate depending on market conditions and other factors.

     LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will result in the return of a portion of principal invested before the maturity of the mortgages in the pool.

     As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the Federal Housing Administration are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities (the type of mortgages backing the vast majority of GNMA Certificates) is approximately 12 years. For this reason, it is customary for pricing purposes to consider GNMA
Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

     YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of
0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

     1. Certificates are usually issued at a premium or discount, rather than at par.

     2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

     3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

     4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

     In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of 1% more than high grade corporate bonds and 1/2 of 1% more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a 12-year life.

     MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

LOWER GRADE SECURITIES

Certain of the Portfolios may invest in lower-grade income securities. (The High Yield Portfolio may invest a substantial portion of its assets in medium and lower grade corporate debt securities entailing certain risks. See "Special Risks of High Yield Investing" in the Prospectus.) Such lower grade securities are rated BB or B by S&P or Ba or B by Moody's and are commonly referred to as "junk bonds." Investment in such securities involves special risks, as described herein. Liquidity relates to the ability of the Portfolio to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade securities is considered generally to be less liquid than the market for investment grade securities. The relative illiquidity of some of the Portfolio's portfolio securities may adversely affect the ability of the Portfolio to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Sub-Adviser's judgment. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.

The Portfolio's net asset value will change with changes in the value of its portfolio securities. Because the Portfolio will invest in fixed income securities, the Portfolio's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Portfolio's investment in lower grade and less liquid securities. Volatility may be greater during periods of general economic uncertainty.

The Portfolio's investments are valued pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Portfolio may invest, during periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Portfolio's portfolio, the valuation of such securities becomes more difficult and judgment may play a greater role in the valuation of the Portfolio's securities due to the reduced availability of reliable objective data. To the extent that the Portfolio invests in illiquid securities and securities which are restricted as to resale, the Portfolio may incur additional risks and costs. Illiquid and certain restricted securities are particularly difficult to dispose of.

Lower grade securities generally involve greater credit risk than higher grade securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade securities in the Portfolio's portfolio and thus the Portfolio's net asset value. The secondary market prices of lower grade securities are less sensitive to changes in interest rates than are those for higher rated securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade securities.

Yields on the Portfolio's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade securities in the Portfolio's portfolio and thus in the net asset value of the Portfolio. Net asset value and market value may be volatile due to the Portfolio's investment in lower grade and less liquid securities. Volatility may be greater during periods of general economic uncertainty. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Portfolio may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Portfolio experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Portfolio may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Portfolio's portfolio securities relate.

The Portfolio will rely on the Sub-Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Sub-Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Sub-Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P and Moody's in evaluating fixed-income securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Sub-Adviser continuously monitors the issuers of such securities held in the Portfolio's portfolio. The Portfolio may, if deemed appropriate by the Sub-Adviser, retain a security whose rating has been downgraded below B by S&P or below B by Moody's, or whose rating has been withdrawn.

With respect to Portfolios which may invest in these unrated income securities, achievement by the Portfolio of its investment objective may be more dependent upon the Sub-Adviser's investment analysis than would be the case if the Portfolio were investing exclusively in rated securities.

STRATEGIC TRANSACTIONS

As described in the Prospectus, certain Portfolios of the Trust may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to manage the effective maturity or duration of a Portfolio's income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, a Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions are hedging transactions which may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Portfolio's portfolio resulting from securities markets or exchange rate fluctuations, to protect a Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Portfolio's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. A Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Portfolio can realize on its investments or cause a Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in a Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by a Portfolio from its Strategic Transactions will generally be taxable income of the Trust. See "Tax Status" in the Prospectus.

     GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. As described in the Prospectus, certain Portfolios of the Trust are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolios expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Portfolio will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investors Service, Inc. or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. government securities purchased by a Portfolio, and portfolio securities "covering" the amount of the Portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Portfolio's limitation on investing no more than 10% of its assets in restricted securities.

     If a Portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Portfolio's income. The sale of put options can also provide income.

     A Portfolio may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and or securities indices, currencies and futures contracts. All calls sold by a Portfolio must be "covered" (i.e., the Portfolio must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Portfolio will receive the option premium to help protect it against loss, a call sold by a Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolio to hold a security or instrument which it might otherwise have sold. In selling calls on securities not owned by the Portfolio, the Portfolio may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligations with respect to the call.

     A Portfolio may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A Portfolio will not sell put options if, as a result, more than 50% of the Portfolio's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Portfolio may be required to buy the underlying security at a disadvantageous price above the market price.

     GENERAL CHARACTERISTICS OF FUTURES. Certain Portfolios of the Trust may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency, equity or income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by a Portfolio, as purchaser, to take delivery from the seller of the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

     The Portfolio's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and, in particular, with the rules and regulations of the Commodity Futures Trading Commission. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

     A Portfolio will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

     OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. A Portfolio also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     CURRENCY TRANSACTIONS. Certain Portfolios of the Trust may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Portfolio may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of such Counterparties have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Sub-Adviser.

     Dealings by the Portfolios in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     A Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to cross hedging and proxy hedging as described below.

     A Portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. For example, if the Sub-Adviser considers the Austrian schilling as being linked to the German deutschemark (the "D-mark") and the Trust holds securities denominated in schillings and the Sub-Adviser believes that the value of schillings will decline against the U.S. dollar, the Sub-Adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. If a Portfolio enters into a currency hedging transaction, the Portfolio will comply with the asset segregation requirements described below.

     RISKS OF CURRENCY TRANSACTIONS. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     COMBINED TRANSACTIONS. Certain Portfolios of the Trust may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Sub-Adviser, it is in the best interest of the Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Sub-Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

     SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which certain Portfolios may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolios expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Portfolios may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cashflows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Sub-Adviser and the Portfolio believe such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended, and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Sub-Adviser. If there is a default by the Counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     EURODOLLAR   INSTRUMENTS.   Certain   Portfolios  of  the  Trust  may  make
investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and income instruments are linked.

     RISKS OF STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantee, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

     USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Portfolio segregate liquid high-grade assets with its custodian to the extent Portfolio obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high-grade debt securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Portfolio will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade debt securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Portfolio on an index will require the Portfolio to own portfolio securities which correlate with the index or to segregate liquid high-grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio requires the Portfolio to segregate liquid, high-grade assets equal to the exercise price.

     Except when a Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Portfolio to buy or sell currency will generally require the Portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to the Portfolio's obligations or to segregate liquid high-grade assets equal to the amount of the Portfolio's obligation.

     OTC options entered into by a Portfolio, including those on securities, currencies, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Portfolio sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Portfolio, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Portfolio sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Portfolio will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Portfolio other than those above generally settle with physical delivery or with an election of either physical delivery or cash settlement, and the Portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, the Portfolio must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt securities or other acceptable assets.

     With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high-grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. Moreover, instead of segregating assets if the Portfolio held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. However, if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

     The Trust's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

GROWTH AND INCOME PORTFOLIO - DEBT SECURITIES INVESTMENTS

     The Growth and Income Portfolio may invest up to 5% of its assets in various debt securities. These include obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or in various investment grade debt obligations including mortgage pass-through certificates and collateralized mortgage obligations. These securities may also include corporate debt securities, some of which may be medium and lower grade quality. Lower grade corporate debt securities are commonly known as "junk bonds" and involve a significant degree of risk.

                STOCK INDEX PORTFOLIO - MONITORING PROCEDURES

MONITORING PROCEDURES

     The Board of Trustees of the Trust reviews the correlation between the Portfolio and the Index on a quarterly basis. The Board of Trustees has adopted monitoring procedures which it believes are reasonably designed to assure a high degree of correlation between the performance of the Portfolio and the S&P 500 Index. The procedures, which are reviewed and reconfirmed annually by the Board, provide that in the event that the correlation between the performance of the Portfolio and that of the S&P 500 Index falls below 95%, the Sub-Adviser will promptly notify the Board which shall consider what action, if any, should be taken.

                            INVESTMENT LIMITATIONS

     The Trust has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present or represented by proxy and (ii) more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio.

     QUALITY INCOME, HIGH YIELD, MONEY MARKET, GROWTH AND INCOME AND STOCK INDEX PORTFOLIOS

Each of the Quality Income, High Yield, Money Market, Growth and Income and Stock Index Portfolios of the Trust may not:

     1. Borrow money which is in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) (except the Money Market Portfolio which is limited to 10% of the value of its total assets) and then only from banks as a temporary measure for extraordinary or emergency purposes. This borrowing provision is not for investment leverage but solely to facilitate management of the Portfolio by enabling the Trust to meet redemption requests where the liquidation of the Portfolio's investment is deemed to be inconvenient or disadvantageous. Monies used to pay interest on borrowed funds will not be available for investment. The Portfolio will not make additional investments while it has borrowings outstanding;

     2. Underwrite securities of other issuers;

     3. Invest 25% or more of a Portfolio's assets taken at market value in any one industry. Investing in cash items (including bank time and demand deposits such as certificates of deposit), U.S. Treasury bills or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by those money market instruments, such as repurchase agreements, will not be considered investments in any one industry;

     4. Purchase or sell commodities, commodity contracts, foreign exchange or real estate, or invest in oil, gas or other mineral development or exploration programs, except as noted in connection with hedging transactions. (This does not prohibit investment in the securities of corporations which own interests in commodities, foreign exchange, real estate or oil, gas or other mineral development or exploration programs);

     5. Invest more than 5% of the value of the assets of a Portfolio in securities of any one issuer (except in the case of the securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), or, if, as a result, the Portfolio would hold more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations;

     6. Invest in securities of a company for the purpose of exercising control or management;

     7. Invest in securities issued by any other registered investment company;

     8. Purchase or sell real estate, except the Portfolios may purchase securities which are issued by companies which invest in real estate or interests therein;

     9. Issue senior securities as defined in the Investment Company Act of 1940, except insofar as a Portfolio may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; (c) lending Portfolio securities; (d) purchasing securities on a when-issued or delayed delivery basis; (e) accommodating short sales; (f) implementing the hedging transactions described above. If the asset coverage falls below 300%, when taking into account items (a) through (e), the Portfolio may be required to liquidate investments to be in compliance with the Investment Company Act of 1940;

     10. Lend portfolio securities in excess of twenty-five percent (25%) of the value of a Portfolio's assets. Any loans of a Portfolio's securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower at least equal at all times to the current market value of the securities loaned;

     11. Invest in securities subject to legal or contractual restrictions on resale and repurchase agreements maturing in more than seven days if, as a result of the investment, more than 10% of the total assets of the Portfolio (taken at market value at the time of such investment) would be invested in the securities;

     12. Make loans (the acquisition of a portion of an issue of publicly distributed bonds, debentures, notes and other securities as permitted by the investment objectives of the Portfolios will not be deemed to be the making of loans) except that the Portfolios may purchase securities subject to repurchase agreements under policies established by the Trustees or lend portfolio securities pursuant to restriction 10 above;

     13. Purchase securities on margin (but the Portfolios may obtain such short-term credits as may be necessary for the clearance of transactions or to implement the hedging transactions described above); and

     14. Make short sales of securities or maintain a short position, unless not more than 10% of the Portfolio's net assets (taken at current value) is held as collateral for the sales at any one time, or unless at all times when a short position is open the Portfolio owns an equal amount of the securities or securities convertible into or exchangeable, without payment of any further consideration (or for additional cash consideration held in a segregated account by the Trust's custodian), for securities of the same issue as, and equal in amount to, the securities sold short ("short sale against-the-box").

ADDITIONAL INVESTMENT LIMITATION - STOCK INDEX PORTFOLIO

The Stock Index Portfolio may not invest more than 5% of assets in the securities of companies that have a continuous operating history of less than 3 years. However, such period of three years may include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed as an investment for funds of the Portfolio has come into existence as the result of a merger, consolidation, reorganization or the purchase of substantially all of the assets of such predecessor company or companies, partnership or individual enterprise.

ADDITIONAL INVESTMENT LIMITATIONS - MONEY MARKET PORTFOLIO

Rule 2a-7 under the Investment Company Act of 1940, which contains certain requirements relating to the diversification, quality and maturity of a money market fund's investments, was recently amended by the Securities and Exchange Commission. The Board of Trustees of the Trust has modified its Rule 2a-7 procedures in order to comply with the Rule, as amended. As part of that modification, the Board has adopted certain additional investment restrictions pertaining to the diversification of the investments of the Money Market Portfolio. These investment limitations, which are not fundamental policies and which therefore may be changed without shareholder approval, are as follows:

The Money Market Portfolio shall not acquire any instrument, including puts, repurchase agreements and bank instruments, which, as measured at the time of acquisition, would cause the Portfolio to:

     1. invest, at any time, more than 5% of its total assets in the First Tier Securities (as that term is defined in the Trust Prospectus) of a single issuer (including puts written by, and repurchase agreements entered into with, such issuer); except that the Portfolio may invest more than 5% of its total assets in Government securities; and, for purposes of this calculation, entering into a repurchase agreement shall be deemed to be an acquisition of the underlying securities to the extent that the repurchase agreement is collateralized fully;

     2. invest, at any time, more than 5% of its total assets in securities which when acquired by the Portfolio were Second Tier Securities (as that term is defined in the Trust Prospectus); or

     3. invest, at any time, more than the greater of 1% of the Portfolio's total assets or $1,000,000 in securities of a single issuer which were Second Tier Securities when acquired by the Portfolio.

QUALITY BOND PORTFOLIO

     The Quality Bond Portfolio of the Trust may not:

     1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction No. 8. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Portfolio's total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Portfolio's's hedging activities are not deemed to be a pledge of assets;

     2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Portfolio's total assets;

     3. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of the Portfolio's total assets;

     4. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

     5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies;

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, commodity contracts, except for the Portfolio's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Portfolio may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except in the course of the Portfolio's hedging activities, unless at all times when a short position is open the Portfolio owns an equal amount of such securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

     8.  Issue  any  senior   security,   except  as   appropriate  to  evidence
indebtedness which constitutes a senior security and which the Portfolio is permitted to incur pursuant to Investment Restriction No. 1 and except that the Portfolio may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreement, shall not exceed one-third of the market value of the Portfolio's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

     9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

     10. Act as an underwriter of securities.

SELECT EQUITY, LARGE CAP STOCK AND SMALL CAP STOCK PORTFOLIOS

     Each of the Select Equity, Large Cap Stock and Small Cap Stock Portfolios may not:

     1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

     2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Portfolio's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings exceed 5% of the Portfolio's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Portfolio's hedging activities are not deemed to be a pledge of assets;

     3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Portfolio's total assets;

     4. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer;

     5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Portfolio's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Portfolio may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Portfolio's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

     8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

     9. Act as an underwriter of securities;

     10. Issue any senior security, except as appropriate to evidence indebtedness which the Portfolio is permitted to incur pursuant to Investment Restriction No. 2. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof; or

     11. Purchase any equity security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

INTERNATIONAL EQUITY PORTFOLIO

     The International Equity Portfolio may not:

     1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Portfolio's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of the Portfolio's total assets. The Portfolio will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Portfolio's net assets at the time of such borrowing;

     2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Portfolio's total assets;

     3. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of the Portfolio's total assets;

     4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

     5. Make loans, except through the purchase or holding of debt obligations (including restricted securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies, see "Investment Practices" in the Prospectus and "Investment Objectives and Policies" in this Statement of Additional Information;

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real property, including limited partnership interests, commodities, or commodity contracts, except for the Portfolio's interests in hedging and foreign exchange activities as described under "Investment Practices" in the Prospectus; or interests in oil, gas, mineral or other exploration or development programs or leases. However, the Portfolio may purchase securities or commercial paper issued by companies that invest in real estate or interests therein including real estate investment trusts;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to apply to the purchase or sale of when-issued securities or delayed delivery securities;

     8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

     9. Act as an underwriter of securities, except insofar as the Portfolio may be deemed to be an underwriter under the 1933 Act by virtue of disposing of portfolio securities; or

     10. Issue any senior security, except as appropriate to evidence indebtedness which the Portfolio is permitted to incur pursuant to Investment Restriction No. 1. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Practices" in the Prospectus shall not be considered senior securities for purposes hereof.

BOND DEBENTURE PORTFOLIO

     The Bond Debenture Portfolio of the Trust may not:

     1. Sell short or buy on margin, although it may obtain short-term credit as needed to clear purchases of securities;

     2. Buy or sell put or call options, although it may buy, hold or sell warrants acquired with debt securities;

     3. Borrow in excess of 5% of the Portfolio's gross assets taken at cost or market value whichever is lower at the time of borrowing, and then only as a temporary measure for extraordinary or emergency purposes;

     4. Act as an underwriter of securities issued by others, except where it may be deemed to be an underwriter by selling a portfolio security requiring registration under the Securities Act of 1933;

     5. Invest knowingly more than 15% of its gross assets in illiquid securities;

     6. Make loans, except for (a) time or demand deposits with banks, (b) purchasing commercial paper or publicly-offered debt securities at original issue or otherwise, (c) short-term repurchase agreements with sellers of securities the Portfolio has bought and (d) loans of portfolio securities to registered broker-dealers if 100% secured by cash or cash equivalents, made in full compliance with applicable regulations and which, in management's opinion, do not expose the Portfolio to significant risks or impair its qualification for pass-through tax treatment under the Internal Revenue Code;

     7. Pledge, mortgage, or hypothecate its assets;

     8. Buy or sell real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein) or oil, gas or other mineral leases, or commodities, or commodity contracts although it may buy securities of companies that deal in such interests (however, the Portfolio may hold and sell any of the aforementioned or any other property acquired through ownership of other securities, although the Portfolio may not purchase securities for the purpose of acquiring those interests);

     9. Buy securities issued by any other open-end investment company (except pursuant to a plan of merger, consolidation or acquisition of assets), although it may invest up to 5% of its gross assets, taken at market value at the time of investment, in closed-end investment companies, provided such purchase is made in the open market and does not involve the payment of a fee or commission greater than the customary broker's commission;

     10. Invest more than 5% of its gross assets, taken at market value at the time of investment in securities of companies with less than three years' continuous operation, including predecessor companies;

     11. With respect to 75% of its gross assets, buy the securities of any issuer if the purchase causes it (a) to have more than 5% of its gross assets invested in the securities of such issuer (except obligations of the United States, its agencies or instrumentalities) or (b) to own more than 10% of the outstanding voting securities of such issuer;

     12. Hold securities of any issuer, any of whose officers, directors or security holders is an officer, director or partner of the Adviser or Sub-Adviser or an officer or director of the Portfolio, if after the purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the securities of such issuer and such persons together own beneficially more than 5% of such securities;

     13. Concentrate its investments in a particular industry, though, if it is deemed appropriate to its investment objective, up to 25% of the market value of its gross assets at the time of investment may be invested in any one industry classification used for investment purposes;

     14. Buy from or sell to any of the Trust's directors, employees, or the Investment Adviser or Sub-Adviser or any of its officers, directors, partners or employees, any securities other than shares of the Portfolio's common stock; or

     15. Invest more than 10% of the market value of its gross assets at the time of investment in debt securities which are in default as to interest or principal.

With respect to investment restriction 5. above, securities subject to legal or contractual restrictions on resale, which are determined by the Board of Trustees, or by the Sub-Adviser pursuant to delegated authority, to be liquid are considered liquid securities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - QUALITY BOND PORTFOLIO,  SELECT EQUITY
PORTFOLIO,   LARGE  CAP  STOCK   PORTFOLIO,   SMALL  CAP  STOCK   PORTFOLIO  AND
INTERNATIONAL EQUITY PORTFOLIO

The investment restriction described below is not a fundamental policy of these Portfolios and may be changed by the Trustees. This non-fundamental investment policy requires that each such Portfolio may not:

     (i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Portfolio's total assets would be in investments that are illiquid;

     (ii) Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

     (iii) Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws; or

     (iv) Purchase or retain securities of any issuer if, to the knowledge of the Portfolio, any of the Portfolio's officers or Trustees or any officer of the Advisor individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market.

                      DESCRIPTION OF SECURITIES RATINGS

A description of Corporate Bond Ratings is found in the Appendix to the Prospectus.

COMMERCIAL PAPER RATINGS

COMMERCIAL PAPER

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1."

A-3 Issues carrying this designation have a satisfactory capacity for timely of payment. They are, however, somewhat more vulnerable to the adverse effects changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C&D These ratings indicate that the issue is either in default or is expected to be in default upon maturity.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

VARIABLE RATE DEMAND BOND RATINGS

Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, 'AAA/A-1') or if the nominal maturity is short, a rating of 'SP-1+/AAA' is assigned.

NOTES

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assignment:

     - - Amortization schedule (the longer the final maturity relative to other maturities the more likely it will be treated as a note).

     - - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note). Note rating symbols are as follows:

     SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest.

     SP-3 Speculative capacity to pay principal and interest.

PREFERRED STOCK RATINGS (STANDARD & POOR'S)

     AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AAA   preferred  stock issue rated 'AA' also  qualifies  as a  high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated 'AAA'.

     A An issue rated 'A' is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB An issue rated 'BBB' is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

     BB Preferred stock rated 'BB', 'B' and 'CCC' is regarded, on balance, as

     B Predominantly speculative with respect to the issuer's capacity to pay

     CCC preferred stock obligations. 'BB' indicates the lowest degree of speculation and 'CCC' the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC The rating 'CC' is reserved for a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     C A preferred stock rated 'C' is a non-paying issue.

     D A preferred stock rated 'D' is a non-paying issue with the issuer in default on debt instruments.

     PLUS (+) OR MINUS (-): To provide more detailed indications of preferred stock quality, the ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
     MOODY'S INVESTORS SERVICE, INC. - A brief description of the applicable Moody's Investors Service, Inc. rating symbols with respect to preferred stock and their meanings (as published by Moody's Investors Service, Inc.) follows:

PREFERRED STOCK RATINGS (MOODY'S)

Preferred stock rating symbols and their definitions are as follows:

     aaa: An issue which is rated 'aaa' is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa: An issue which is rated 'aa' is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a: An issue which is rated 'a' is considered to be an upper-medium preferred stock. While risks are judged to be somewhat greater than in the 'aaa' and 'aa' classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa: An issue which is rated 'baa' is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba: An issue which is rated 'ba' is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b: An issue which is rated 'b' generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa: An issue which is rated 'caa' is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca: An issue which is rated 'ca' is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     NOTE: Beginning May 3, 1982, Moody's began applying numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            OFFICERS AND TRUSTEES

MANAGEMENT OF THE TRUST

Lorry J. Stensrud*               President and Chief         President of Cova Financial Services
One Tower Lane, Suite 3000       Executive Officer           Life Insurance Company ("Cova Life")
Oakbrook Terrace, IL 60181-4644                              since June, 1995; prior thereto,
     Age: 47                                                 Executive Vice President of Cova Life

William C. Mair*                 Vice President, Treasurer,  Vice President and Controller of
One Tower Lane, Suite 3000       Controller, Chief           Cova Life; Vice President, Treasurer
Oakbrook Terrace, IL 60181-4644  Financial Officer, Chief    and Controller of Cova Investment
     Age: 54                     Accounting Officer and      Advisory Corporation
                                 Trustee

Stephen M. Alderman              Trustee                     Partner in the law firm of Garfield
211 West Wacker Drive                                        & Merel
Chicago, IL 60606
     Age: 36

Theodore A. Myers                Trustee                     Executive Vice President and Chief
550 Washington Avenue                                        Financial Officer of Qualitech
Glencoe, IL 60022                                            Steel Corporation, a producer of
     Age: 65                                                 high quality engineered steels for
                                                             automotive, transportation and capital
                                                             goods industries; Director of McClouth
                                                             Steel Co.; Prior to August, 1993,
                                                             Senior Vice President, Chief Financial
                                                             Officer and a Director of Doskocil
                                                             Companies, Inc., a food processing and
                                                             distribution company; Trustee of other
                                                             investment companies advised by VKAC

Deborah A. Vohasek               Trustee                     Principal, Vohasek Oetjen Marketing
601 South LaSalle Street
Chicago, IL 60605
     Age: 32

R. Kevin Williams                Trustee                     Partner in the law firm of
20 North Wacker Drive                                        O'Donnell, Byrne & Williams from
Chicago, IL 60606                                            June 1993 through the present;
     Age: 41                                                 Associate Attorney, Sonnenberg,
                                                             Anderson, O'Donnell & Rodriguez,
                                                             September 1988 through May 1993

William H. Wilton                Vice President              Vice President & Actuary of Cova
One Tower Lane, Suite 3000                                   Life; Prior to October, 1992,
Oakbrook Terrace, IL 60181-4844                              Associate Actuary, Allstate Life
     Age: 35                                                 Insurance Co., Northbrook, IL

Jeffery K. Hoelzel               Senior Vice President and   Senior Vice President, General
One Tower Lane, Suite 3000       Secretary                   Counsel, Secretary and Director of
Oakbrook Terrace, IL 60181-4644                              Cova Life; Secretary and Director of
     Age: 32                                                 Cova Investment Advisory Corporation;
                                                             prior to June, 1992, Associate Attorney
                                                             with the law firm of Lord, Bissell &
                                                             Brook in Chicago

* Interested person of the Trust within the meaning of the 1940 Act.

Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-Adviser receives an annual fee of $10,000 and an additional fee of $1,000 for each Trustees' meeting attended. In addition, disinterested Trustees who are members of any Board committees will receive a separate $1,000 fee for attendance of any committee meeting that is held on a day on which no Board meeting is held.

                           SUBSTANTIAL SHAREHOLDERS

Shares of the Trust are issued and redeemed only in connection with investments in and payments under certain variable annuity contracts ("variable contracts") issued by Cova Financial Services Life Insurance Company and its affiliated insurance companies. On September 30, 1996, Cova Variable Annuity Account One, a separate account of Cova Financial Services Life Insurance Company and Cova Variable Annuity Account Five, a separate account of Cova Financial Life Insurance Company, were known to own of record 100%. Cova Financial Services Life Insurance Company contributed the initial capital to the Trust.

                    OWNERSHIP BY CERTAIN BENEFICIAL OWNERS

Cova Life has advised the Trust that as of September 30, 1996, there were no persons owning variable contracts which would entitle them to instruct Cova Life with respect to more than 5% of the voting securities of the Trust.

                                  CUSTODIAN

Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111, is the custodian of the Trust and has custody of all securities and cash of the Trust. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trust.

                               PERFORMANCE DATA

As required by regulations of the Securities and Exchange Commission, the annualized total return of the Growth and Income, Money Market, Quality Income, High Yield and Stock Index Portfolios for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Portfolio over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

Investment operations for the Portfolios depicted below commenced on December 11, 1989 for the Quality Income and High Yield Portfolios; July 1, 1991 for the Money Market Portfolio; November 1, 1991 for the Stock Index Portfolio; and May 1, 1992 for the Growth and Income Portfolio. The average annual total return computations for these Portfolios are calculated from the first day of the month following the month in which the investment operations commenced. The performance figures shown for the Portfolios in the chart below reflect the actual fees and expenses paid by the Portfolios.

          AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/95

                   Portfolio Performance
                   ----------------------
Portfolio                         1 year    5 years   Since Inception
-----------------  ----------------------  ---------  ----------------

Growth and Income                  32.24%        --             12.26%
Money Market                        6.01%        --              4.47%
Quality Income                     17.99%      9.12%             8.93%
High Yield                         16.69%     15.14%            13.35%
Stock Index                        36.87%        --             14.59%



                    LEGAL COUNSEL AND INDEPENDENT AUDITORS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut is counsel to the Trust and passes upon the legality of the Trust's shares.

The independent auditors for the Trust are KPMG Peat Marwick, LLP, 303 East Wacker Drive, Chicago, Illinois. The selection of independent auditors was ratified by the shareholders of the Trust at a Special Meeting of Shareholders of the Trust held on February 9, 1996.

                        INVESTMENT ADVISORY AGREEMENT

Cova Investment Advisory Corporation (the "Investment Adviser"), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 is an Illinois corporation which was incorporated on August 31, 1993 under the name Oakbrook Investment Advisory Corporation and which is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. The Investment Adviser is a wholly-owned subsidiary of Cova Life Management Company, a Delaware corporation, which in turn, is a wholly-owned subsidiary of Cova Corporation, a Missouri corporation, which in turn, is a wholly-owned subsidiary of General American Life Insurance Company ("General American"), a St. Louis-based mutual company. General American has more than $235 billion of life insurance in force and approximately $9.6 billion in assets.

The Investment Adviser commenced providing investment advisory services to all Portfolios of the Trust as of May 1, 1996 pursuant to an Investment Advisory Agreement dated April 1, 1996 ("Investment Advisory Agreement"). Prior to this date, VKAC had acted as the investment adviser to all Portfolios of the Trust. The Investment Advisory Agreement, between the Investment Adviser and the Trust, was approved by shareholders of the Trust at a Special Meeting of Shareholders held on February 9, 1996 and was also approved by the Board of Trustees of the Trust on that same date.

As described in the Prospectus, the Investment Adviser has retained Sub-Advisers to assist it in managing the Portfolios. The Sub-Advisory Agreement between the Investment Adviser and Van Kampen American Capital Investment Advisory Corp. was approved by the Board of Trustees, including a majority of the independent Trustees, at a meeting held on February 9, 1996 and was also approved by the shareholders of the Trust at the Special Meeting held on that same date. The Sub-Advisory Agreements between the Investment Adviser and Lord, Abbett & Co. and J. P. Morgan Investment Management Inc., respectively, were approved by the Board of Trustees, including a majority of the independent Trustees, on February 9, 1996. Cova Financial Services Life Insurance Company, as sole shareholder of the Portfolios for which J. P. Morgan Investment Management Inc. and Lord, Abbett & Co. act as Sub-Advisers, approved the Sub-Advisory Agreements between the Investment Adviser and each of these two Sub-Advisers by way of corporate resolutions adopted in April of 1996.

Under the terms of the Investment Advisory Agreement, the Investment Adviser is obligated to (i) manage the investment and reinvestment of the assets of each Portfolio of the Trust in accordance with each Portfolio's investment objective and policies and limitations, or (ii) in the event that the Investment Adviser shall retain a sub-adviser or sub-advisers, to supervise and implement the investment activities of any Portfolio for which any such sub-adviser has been retained, including responsibility for overall management and administrative support including managing, providing for and compensating any sub-advisers; and to administer the Trust's affairs. The Investment Advisory Agreement further provides that the Investment Adviser agrees, among other things, to administer the business affairs of each Portfolio, to furnish offices and necessary facilities and equipment to each Portfolio, to provide administrative services for each Portfolio, to render periodic reports to the Board of Trustees of the Trust with respect to each Portfolio, and to permit any of its officers or employees, or those of any sub-adviser to serve without compensation as trustees or officers of the Portfolio if elected to such positions.

The Investment Advisory Agreement provides that the Investment Adviser will not be liable for any error in judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Investment Adviser's activities are subject to the review and supervision of the Trust's Trustees to whom the Investment Adviser renders periodic reports of the Trust's investment activities.

The Investment Advisory Agreement may be terminated without penalty upon 60 days written notice by either party and will automatically terminate in the event of assignment.

INVESTMENT DECISIONS

Investment decisions for the Trust and for the other investment advisory clients of the Sub-Advisers are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of a Sub-Adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Sub-Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of a Sub-Adviser in the interest of achieving the most favorable net results for the Trust.

                            PORTFOLIO TRANSACTIONS

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is currently intended that the Sub-Advisers will place all orders for the purchase and sale of portfolio securities for the Trust and buy and sell securities for the Trust through a substantial number of brokers and dealers. In so doing, the Sub-Advisers will use their best efforts to obtain for the Trust the best price and execution available. In seeking the best price and execution, the Sub-Advisers, having in mind the Trust's best interests, will consider all factors they deem relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Advisers may receive research, statistical, and quotation services from any broker-dealers with whom they place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Sub-Advisers and/or their affiliates in advising various other clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fees paid by the Trust are not reduced because the Sub-Advisers and/or their affiliates may receive such services. As permitted by Section 28(e) of the Securities Exchange Act of 1934, a Sub-Adviser may cause a Portfolio to pay a broker-dealer who provides brokerage and research services to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction provided that the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised. A Sub-Adviser's authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Adviser or the Trustees may adopt from time to time.

                             FINANCIAL STATEMENTS

   The financial statements, notes and reports of the Independent Auditors for the year ended December 31, 1995, for the High Yield Portfolio, Stock Index Portfolio, Quality Income Portfolio, Money Market Portfolio and Growth and Income Portfolio of the Trust appear in the Trust's Annual Report for the year ended December 31, 1995, which is incorporated by reference into this Statement of Additional Information. The Statements of Assets and Liabilities, notes and reports of the Independent Auditors as of April 1, 1996, for the Quality Bond Portfolio, Small Cap Stock Portfolio, Large Cap Stock Portfolio, Select Equity Portfolio, International Equity Portfolio and Bond Debenture Portfolio of the Trust are incorporated by reference to the Trust's Post-Effective Amendment No. 14 filed electronically on April 26, 1996. The unaudited financial statements and notes thereto for the period ended June 30, 1996, for the Quality Bond Portfolio, Small Cap Stock Portfolio, Large Cap Stock Portfolio, Select Equity Portfolio, International Equity Portfolio and Bond Debenture Portfolio of the Trust appear in the Trust's Semi-Annual Report for the period ended June 30, 1996, which is incorporated by reference into this Statement of Additional Information.


                                    PART C


                                    PART C
                              OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

The following financial statements of the Trust are included in Parts A and B hereof:

   Financial  Highlights  of the Quality Bond Portfolio, Small Cap Stock
Portfolio, Large Cap Stock Portfolio, Select Equity Portfolio, International
Equity Portfolio and Bond Debenture Portfolio.

The  following  financial  statements of the High Yield  Portfolio,  Stock Index
Portfolio,  Quality  Income  Portfolio,  Money Market  Portfolio  and Growth and
Income Portfolio of the Trust are included in the Trust's Annual Report for the year ended December 31, 1995, filed as Exhibit 12 hereto:

Statements  of Assets and  Liabilities,  December  31,  1995,  of the High Yield
Portfolio,  Stock  Index  Portfolio,  Quality  Income  Portfolio,  Money  Market
Portfolio and Growth and Income Portfolio

Statements  of  Operations,  For the Year Ended  December 31, 1995,  of the High
Yield Portfolio,  Stock Index Portfolio,  Quality Income Portfolio, Money Market
Portfolio and Growth and Income Portfolio

Statements of Changes in Net Assets,  for the Years Ended  December 31, 1995 and
December 31, 1994 of the High Yield Portfolio,  Stock Index  Portfolio,  Quality
Income Portfolio, Money Market Portfolio and Growth and Income Portfolio

Portfolios of Investments, December 31, 1995, of the High Yield Portfolio, Stock
Index Portfolio, Quality Income Portfolio, Money Market Portfolio and Growth and
Income Portfolio

Notes to Financial  Statements,  December 31, 1995, of the High Yield Portfolio,
Stock Index  Portfolio,  Quality Income  Portfolio,  Money Market  Portfolio and
Growth and Income Portfolio

Independent  Auditors'  Reports  for  the  High  Yield  Portfolio,  Stock  Index
Portfolio,  Quality  Income  Portfolio,  Money Market  Portfolio  and Growth and
Income Portfolio as of and for the Year Ended December 31, 1995

The  following  financial  statements of the Quality Bond  Portfolio,  Small Cap
Stock   Portfolio,   Large  Cap  Stock  Portfolio,   Select  Equity   Portfolio,
International  Equity  Portfolio and Bond  Debenture  Portfolio of the Trust
are incorporated by reference to the Trust's Post-Effective Amendment No. 14 filed as Exhibit 12 hereto:

Statements of Assets and  Liabilities of the Quality Bond  Portfolio,  Small Cap
Stock   Portfolio,   Large  Cap  Stock  Portfolio,   Select  Equity   Portfolio,
International Equity Portfolio and Bond Debenture Portfolio as of April 1, 1996.

Notes to Financial  Statements,  April 1, 1996, for the Quality Bond  Portfolio,
Small Cap Stock Portfolio,  Large Cap Stock Portfolio,  Select Equity Portfolio,
International Equity Portfolio and Bond Debenture Portfolio

Independent  Auditors'  Reports for the Quality Bond Portfolio,  Small Cap Stock
Portfolio,  Large Cap Stock Portfolio,  Select Equity  Portfolio,  International
Equity Portfolio and Bond Debenture Portfolio as of April 1, 1996

The following unaudited financial statements of the Quality Bond Portfolio, Small Cap Stock Portfolio, Large Cap Stock Portfolio, Select Equity Portfolio,
International  Equity Portfolio and Bond Debenture Portfolio are included in the
Trust's Semi-Annual Report dated June 30, 1996, filed as Exhibit 12 hereto:

Financial  Highlights of the Quality Bond Portfolio,  Small Cap Stock Portfolio,
Large  Cap  Stock  Portfolio,  Select  Equity  Portfolio,  International  Equity
Portfolio and Bond Debenture Portfolio, June 30, 1996 (Unaudited)

Statements of Assets and  Liabilities of the Quality Bond  Portfolio,  Small Cap
Stock   Portfolio,   Large  Cap  Stock  Portfolio,   Select  Equity   Portfolio,
International  Equity Portfolio and Bond Debenture Portfolio as of June 30, 1996
(Unaudited)

Statements  of  Operations  of the  Quality  Bond  Portfolio,  Small  Cap  Stock
Portfolio,  Large Cap Stock Portfolio,  Select Equity  Portfolio,  International
Equity Portfolio and Bond Debenture Portfolio For the Period Ended June 30, 1996
(Unaudited)

Statements  of Changes in Net Assets for the Quality Bond  Portfolio,  Small Cap
Stock   Portfolio,   Large  Cap  Stock  Portfolio,   Select  Equity   Portfolio,
International Equity Portfolio and Bond Debenture Portfolio For the Period Ended
June 30, 1996 (Unaudited)

Portfolios  of  Investments  of the  Quality  Bond  Portfolio,  Small  Cap Stock
Portfolio,  Large Cap Stock Portfolio,  Select Equity  Portfolio,  International
Equity Portfolio and Bond Debenture Portfolio, June 30, 1996 (Unaudited)

Notes to Financial  Statements for the Quality Bond  Portfolio,  Small Cap Stock
Portfolio,  Large Cap Stock Portfolio,  Select Equity  Portfolio,  International
Equity Portfolio and Bond Debenture Portfolio, June 30, 1996 (Unaudited)

(b)  EXHIBITS

     (1)        Declaration of Trust(4)
     (2)        By-laws of Trust(4)
     (3)        Not Applicable
     (4)        Not Applicable
     (5)(a)     Form of Investment Advisory Agreement(4)
        (b)(i)  Form of Sub-Advisory Agreement - Lord, Abbett & Co.(4)
        (b)(ii) Form of Sub-Advisory Agreement - J.P. Morgan Investment
                Management Inc.(4)
        (b)(iii)Form of Sub-Advisory Agreement - Van Kampen American
                Capital Investment Advisory Corp.(4)
     (6)(a)     Principal Underwriters Agreement(2)
     (6)(b)     Form of Addendum to Principal Underwriters Agreement(3)
     (7)        Not Applicable
     (8)(a)     Custodian Contract
     (8)(b)     Not Applicable
     (9)(a)     Agency and Service Agreement(1)
        (b)     Administration Agreement
     (10)       Consent and Opinion of Counsel(4)
     (11)       Consent of Independent Auditors
     (12)(a)    Financial statements, notes and reports of the Independent
                Auditors for the year ended December 31, 1995, for the High Yield Portfolio, Stock Index Portfolio, Quality
                Income  Portfolio,  Money Market Portfolio and Growth and
                Income Portfolio are incorporated herein by reference to the Trust's Annual Report for the year ended December
                31,  1995, as filed electronically on February 28, 1996.
     (12)(b) Statements of Assets and Liabilities, notes and reports of the Independent Auditors as of April 1, 1996, for the Quality Bond Portfolio, Small Cap Stock
                Portfolio, Large Cap Stock Portfolio, Select Equity
                Portfolio, International  Equity  Portfolio and Bond
                Debenture Portfolio are incorporated herein by reference to the Trust's Post-Effective Amendment No. 14 filed electronically on April 26, 1996.

     (12)(c)    Unaudited Financial Statements for the Quality Bond Portfolio,
                Small Cap Stock Portfolio, Large Cap Stock Portfolio, Select
                Equity Portfolio, International Equity Portfolio and Bond
                Debenture Portfolio are incorporated herein by reference to the Trust's Semi-Annual Report dated June 30, 1996, as filed electronically with the Securities and Exchange Commission on August 28, 1996.
     (13)       Agreement Governing Contribution of Capital(1)
     (14)       Not Applicable
     (15)       Not Applicable
     (16)       Schedule for Computation of Performance Quotations(4)
     (27)       Financial Data Schedules

(1) incorporated by reference to Registrant's initial registration on Form N-1A filed on July 23, 1987.

(2) incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on May 1, 1993.

(3) incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on January 14, 1994.

(4) incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed electronically on April 26, 1996.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The shares of the Trust are currently sold to Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company and Cova Variable Annuity Account Five of Cova Financial Life Insurance Company. Cova Variable Annuity Account One and Cova Variable Annuity Account Five currently control all Portfolios of the Trust through their share ownership thereof.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES

Cova Variable Annuity Account One and Cova Variable Annuity Account Five own all shares of beneficial interest of the Trust.

ITEM 27.   INDEMNIFICATION

Please see Article 5.3 of the Registrant's Agreement and Declaration of Trust (Exhibit 1) for indemnification of officers and trustees. Registrant's trustees and officers are also covered by an Errors and Omissions Policy. Section 5 of the Investment Advisory Agreement between the Registrant and Cova Investment Advisory Corporation ("Adviser") provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreement on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder of the Registrant for any error in judgment or of law, or for any loss suffered by the Registrant in connection with the matters to which the Investment Advisory Agreement relates.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant and the Adviser pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant and the Adviser in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person or Adviser in connection with the shares being registered the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management of the Trust" in the Prospectus and "Officers and Trustees" in the Statement of Additional Information for information regarding the Investment Adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Investment Adviser, reference is made to the Investment Adviser's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-45567).

With respect to information regarding the Sub-Advisers, reference is hereby made to "Management of the Trust" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Sub-Advisers, reference is made to the current Form ADVs of the Sub-Advisers filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:

          Van Kampen American Capital Investment Advisory Corp.
                  File No. 801-18161

          Lord, Abbett & Co.
                  File No. 801-6997

          J.P. Morgan Investment Management Inc.
                  File No. 801-21011


ITEM 29.   PRINCIPAL UNDERWRITER

           Not Applicable

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 or at Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111; and (ii) by the Adviser will be maintained at its offices, located at One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644; and (iii) by each of the Sub-Advisers at their respective offices as follows: Van Kampen American Capital Investment Advisory Corp., One Parkview Plaza, Oakbrook Terrace, Illinois 60181; J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, NY 10036; and Lord, Abbett & Co., The General Motors Building, 767 Fifth Avenue, New York, NY 10153-0203.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report upon request and without charge.


                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakbrook Terrace, and State of
Illinois on the    17th day of October, 1996    .

                                       COVA     SERIES TRUST


                               By: /s/ LORRY J. STENSRUD
                                    -------------------------------
                                    Lorry J. Stensrud
                                    President

Pursuant to the requirements of the Securities Act of 1933, this  Post-Effective
Amendment No.     15      has been signed below by the following  persons in the
capacities and on the date indicated.


SIGNATURE               TITLE                           DATE


/s/ LORRY J. STENSRUD   President                       10/17/96
----------------------                                  --------
Lorry J. Stensrud       (Principal Executive Officer)

                        Vice President, Treasurer,
/S/WILLIAM C. MAIR*     Controller and Trustee (Prin-   10/17/96
----------------------  cipal Financial Officer and     --------
William C. Mair         Principal Accounting Officer)


/S/WILLIAM H. WILTON*   Vice President                  10/17/96
----------------------                                  --------
William H. Wilton


/S/JEFFERY K. HOELZEL*  Senior Vice President           10/17/96
----------------------  and Secretary                   --------
Jeffery K. Hoelzel


/S/STEPHEN M. ALDERMAN* Trustee                         10/17/96
----------------------                                  --------
Stephen M. Alderman


/S/THEODORE A. MYERS*   Trustee                         10/17/96
----------------------                                  --------
Theodore A. Myers


/S/DEBORAH A. VOHASEK*  Trustee                         10/17/96
----------------------                                  --------
Deborah A. Vohasek


/S/R. KEVIN WILLIAMS*   Trustee                         10/17/96
----------------------                                  --------
R. Kevin Williams

                            *By: /s/ LORRY J. STENSRUD
                                 -----------------------------------
                                 Lorry J. Stensrud, Attorney-in-Fact







                              Index to Exhibits


EX-99.B(8)(a)        Custodian Contract

EX-99.B(9)(b)        Administration Agreement

EX-99.B11            Consent of Independent Auditors

EX-27                Financial Data Schedules